Condensed financial information of the Company - Condensed statements of income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Condensed statements of income
General and administrative expenses	$ (4,144,301)	$ (3,654,449)	$ (2,038,568)
Investment loss, net	(166,334)	(2,436,809)
Loss on equity investment	(166,334)
Others, net		(8,553)	(3,458)
Income before income tax provision	(791,672)	6,977,308	13,314,111
Provision for income tax	608,620	3,479,303	3,338,886
Net profit	(1,400,292)	3,498,005	9,975,225
Reportable legal entities | Parent company
Condensed statements of income
General and administrative expenses	2,790,459	2,493,845
Investment loss, net		(2,436,809)
Loss on equity investment	1,476,806	8,428,844	9,975,225
Others, net	86,639	185
Income before income tax provision	(1,400,292)	3,498,005	9,975,225
Net profit	$ (1,400,292)	$ 3,498,005	$ 9,975,225	$ 8,675,058